Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill
Effective February 2017, we implemented changes to our organization and management structure that resulted in changes to our operating segments for financial reporting purposes. We now have three operating segments. The changes in the carrying amount of goodwill by operating segment for the years ended December 31, 2016 and 2015 are as follows:

	December 31, 2016
(In millions)	Beginning Balance	Acquisitions/ Dispositions	Currency	Ending Balance

Goodwill:
North America	$22.3	—	1.6	23.9
South America	23.0	—	4.1	27.1
Rest of World	140.0	(0.2)	(4.6)	135.2
Total Goodwill	$185.3	(0.2)	1.1	186.2

	December 31, 2015
(In millions)	Beginning Balance	Acquisitions/ Dispositions	Currency	Ending Balance

Goodwill:
North America	$27.6	(0.1)	(5.2)	22.3
South America	32.9	—	(9.9)	23.0
Rest of World	155.2	(1.8)	(13.4)	140.0
Total Goodwill	$215.7	(1.9)	(28.5)	185.3

Intangible Assets
The following table summarizes our other intangible assets by category:

	December 31, 2016			December 31, 2015
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	50.2	(43.5)	6.7	54.4	(40.0)	14.4
Indefinite-lived trade names	7.5	—	7.5	9.0	—	9.0
Finite-lived trade names	1.3	(1.2)	0.1	1.1	(0.9)	0.2
Other contract-related assets	6.7	(2.4)	4.3	5.6	(1.5)	4.1
Other	3.7	(3.2)	0.5	3.7	(2.9)	0.8
Total	$69.4	(50.3)	19.1	$73.8	(45.3)	28.5

In 2016, we recognized a $6.5 million impairment charge related to a customer relationship intangible asset in our Brink's India operations, which is included in other operating expense. Total amortization expense for our finite-lived intangible assets was $3.6 million in 2016.  Our estimated aggregate amortization expense for finite-lived intangibles recorded at December 31, 2016, for the next five years is as follows:

(In millions)	2017	2018	2019	2020	2021

Amortization expense	$2.4	2.1	1.8	1.7	1.4